Movements of Accrued Employee Severance Plan Obligations Included in Accrued Expenses and Other Liabilities (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Balance at beginning of year	404,422	528,590
Accruals	153,297	276,438
Decrease from sale of subsidiaries		(94)
Payments	(45,724)	(400,512)
Postemployment Benefits Liability	511,995	404,422
Less: Contributions to National Pension Fund and severance plan assets	(347,110)	(229,897)
Year-End Adjustment
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Postemployment Benefits Liability	164,885	174,525